Noncontrolling Interests Subject To Put Provisions (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

14.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of December 31, 2011 and December 31, 2010 the Company's potential obligations under these put options are $410,491 and $279,709, respectively, of which, at December 31, 2011, $113,794 were exercisable. In the last three fiscal years ending December 31, 2011, three puts have been exercised for a total consideration of $6,536.

Following is a roll forward of noncontrolling interests subject to put provisions for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Beginning balance as of January 1, 2011, 2010 and 2009	$279,709	$231,303	$162,166
Contributions to noncontrolling interests	(43,104)	(38,964)	(16,930)
Purchase/ sale of noncontrolling interests	37,786	28,969	12,548
Contributions from noncontrolling interests	7,222	5,289	5,108
Changes in fair value of noncontrolling interests	86,233	24,222	39,816
Net income	42,857	28,839	28,595
Other comprehensive income (loss)	(212)	51	-
Ending balance as of December 31, 2011, 2010 and 2009	$410,491	$279,709	$231,303